CONSOLIDATED INCOME STATEMENTS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Line Items]
Total revenues	¥ 31,244	¥ 29,153	¥ 25,434
Cost of revenues	(21,840)	(19,851)	(16,761)
Gross profit	9,404	9,302	8,673
Selling and marketing expenses	(2,678)	(2,475)	(2,041)
General and administrative expenses	(4,009)	(3,101)	(2,703)
Total operating expenses	(6,687)	(5,576)	(4,744)
Interest income	530	622	615
Other gains, net	553	362	78
Operating profit	3,800	4,710	4,622
Share of net (loss)/profit of investments accounted for using equity method	(47)	19	(18)
Finance costs	(121)	(97)	(64)
Profit before income tax	3,632	4,632	4,540
Income tax expense	(417)	(456)	(563)
Profit for the year	3,215	4,176	3,977
Attributable to:
Equity holders of the Company	3,029	4,155	3,982
Non-controlling interests	186	21	(5)
Profit for the year	¥ 3,215	¥ 4,176	¥ 3,977
Class A And Class B Ordinary Shares [Member]
Earnings per share for Class A and Class B ordinary shares
Basic	¥ 0.91	¥ 1.25	¥ 1.22
Diluted	0.90	1.24	1.19
American Depositary Shares [Member]
Earnings per share for Class A and Class B ordinary shares
Basic	1.82	2.51	2.43
Diluted	¥ 1.80	¥ 2.47	¥ 2.38
Online Music Services [Member]
Income Statement [Line Items]
Total revenues	¥ 11,467	¥ 9,349	¥ 7,152
Social Entertainment Services And Others [Member]
Income Statement [Line Items]
Total revenues	¥ 19,777	¥ 19,804	¥ 18,282